Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	R$ 83,296	R$ 0
Deferred tax liability	(1,132,595)	(630,950)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(50,134)	(2,911)
Deferred tax expense (income) recognised in profit or loss	17,446	47,223
Other components of deferred tax expense (income)	1,259	0
Deferred Income Tax And Social Contribution	(68,839)	(50,134)
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(5,618)	(2,173)
Deferred tax expense (income) recognised in profit or loss	(721)	3,445
Other components of deferred tax expense (income)	0	0
Deferred Income Tax And Social Contribution	(4,897)	(5,618)
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	161,211	83,179
Deferred tax expense (income) recognised in profit or loss	(117,073)	(78,032)
Other components of deferred tax expense (income)	313	0
Deferred Income Tax And Social Contribution	277,971	161,211
Other temporary differences - Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(153,633)	(64,715)
Deferred tax expense (income) recognised in profit or loss	29,462	44,482
Other components of deferred tax expense (income)	(276)	44,436
Deferred Income Tax And Social Contribution	(182,819)	(153,633)
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	679,123	118,745
Deferred tax expense (income) recognised in profit or loss	(348,666)	(560,378)
Other components of deferred tax expense (income)	(94)	0
Deferred Income Tax And Social Contribution	1,027,883	679,123
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	83,296
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(1,132,595)
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	630,949	132,125
Deferred tax expense (income) recognised in profit or loss	(419,552)	(543,260)
Other components of deferred tax expense (income)	1,202	44,436
Deferred Income Tax And Social Contribution	R$ 1,049,299	R$ 630,949